Taxation - Disclosure of Movement in Net Deferred Tax Liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	R 2,811	R 2,105
Expense per income statement	2,486	666
Tax expense/(credit) directly charged to other comprehensive income	(936)	40
Balance at end of year	4,361	2,811
Gross deferred tax assets	(114)	(140)
Deferred tax liabilities	R 4,475	R 2,951